UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2010

Global Governments Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 91.7%
Foreign Bonds - 61.5%
Austria - 2.5%
Republic of Austria, 4.65%, 2018	EUR	109,000	$169,983

Belgium - 0.5%
Kingdom of Belgium, 5.5%, 2017	EUR	21,000	$33,738

Canada - 1.4%
Bayview Commercial Asset Trust, FRN, 1.678%, 2023 (z)	CAD	30,000	$23,121
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	57,085
Government of Canada, 5.75%, 2033	CAD	10,000	13,379

			$93,585

Finland - 2.4%
Republic of Finland, 3.875%, 2017	EUR	109,000	$165,183

France - 2.5%
Republic of France, 6%, 2025	EUR	49,000	$90,803
Republic of France, 4.75%, 2035	EUR	48,000	81,759

			$172,562

Germany - 9.1%
Federal Republic of Germany, 3.75%, 2013	EUR	185,000	$271,237
Federal Republic of Germany, 3.75%, 2015	EUR	104,000	155,763
Federal Republic of Germany, 6.25%, 2030	EUR	95,000	194,416

			$621,416

Italy - 10.3%
Republic of Italy, 4.75%, 2013	EUR	241,000	$347,582
Republic of Italy, 5.25%, 2017	EUR	230,000	351,628

			$699,210

Japan - 22.6%
Government of Japan, 1.7%, 2017	JPY	65,550,000	$850,861
Government of Japan, 2.1%, 2024	JPY	24,000,000	315,230
Government of Japan, 2.2%, 2027	JPY	20,000,000	262,717
Government of Japan, 2.4%, 2037	JPY	8,000,000	107,455

			$1,536,263

Netherlands - 3.6%
Kingdom of the Netherlands, 3.75%, 2014	EUR	142,000	$210,704
Kingdom of the Netherlands, 5.5%, 2028	EUR	19,000	35,052

			$245,756

Norway - 0.5%
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$35,754

Spain - 1.3%
Kingdom of Spain, 4.6%, 2019	EUR	63,000	$89,642

United Kingdom - 4.8%
United Kingdom Treasury, 8%, 2015	GBP	43,000	$88,319
United Kingdom Treasury, 8%, 2021	GBP	19,000	43,387
United Kingdom Treasury, 4.25%, 2027	GBP	51,000	86,401
United Kingdom Treasury, 4.25%, 2036	GBP	66,000	109,879

			$327,986

Total Foreign Bonds			$4,191,078

U.S. Bonds - 30.2%
Asset-Backed & Securitized - 1.1%
Commercial Mortgage Asset Trust, FRN, 1.087%, 2032 (i)(z)		$867,898	$18,304
Commercial Mortgage Pass- Through Certificates, FRN, 0.447%, 2017 (n)		59,000	54,404
First Union National Bank Commercial Mortgage Trust, FRN, 1.105%, 2043 (i)(n)		1,043,506	2,212

			$74,920

Local Authorities - 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043		$20,000	$21,492
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040		40,000	41,830
University of California Rev. (Build America Bonds), 5.77%, 2043		15,000	15,806

			$79,128

Mortgage-Backed - 3.7%
Fannie Mae, 4.77%, 2012		$37,369	$39,332
Fannie Mae, 5.37%, 2013		23,479	24,822
Fannie Mae, 4.78%, 2015		23,039	25,560
Fannie Mae, 5.5%, 2015		8,940	10,036
Fannie Mae, 5.09%, 2016		25,000	28,195
Fannie Mae, 5.424%, 2016		23,324	26,338
Fannie Mae, 5.16%, 2018		23,998	27,066
Fannie Mae, 5.1%, 2019		10,818	12,263
Fannie Mae, 5.18%, 2019		10,822	12,280
Fannie Mae, 6.16%, 2019		9,534	10,943
Freddie Mac, 5.085%, 2019		10,000	11,249
Freddie Mac, 5%, 2025 - 2028		25,809	26,453

			$254,537

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040		$20,000	$25,117

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - 2.6%
Aid-Egypt, 4.45%, 2015		$49,000	$55,588
Small Business Administration, 4.57%, 2025		31,116	33,558
Small Business Administration, 5.21%, 2026		80,885	88,274

			$177,420

U.S. Treasury Obligations - 21.2%
U.S. Treasury Bonds, 8%, 2021		$242,000	$365,004
U.S. Treasury Bonds, 6.875%, 2025		69,000	100,244
U.S. Treasury Bonds, 5.25%, 2029		43,000	54,341
U.S. Treasury Bonds, 4.5%, 2039		17,100	19,580
U.S. Treasury Notes, 4.75%, 2012		318,000	336,869
U.S. Treasury Notes, 4.125%, 2015		165,000	187,004
U.S. Treasury Notes, 4.75%, 2017		325,000	385,861

			$1,448,903

Total U.S. Bonds			$2,060,025

Total Bonds			$6,251,103

MONEY MARKET FUNDS (v) - 7.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value		484,380	$484,380

Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
CALL OPTIONS PURCHASED - 0.0%
SEK Currency - November 2010 @ EUR 0.11	SEK	51,000	$211

PUT OPTIONS PURCHASED - 0.0%
JPY Currency - December 2010 @ $0.01	JPY	6,400,000	$6

Total Investments			$6,735,700

OTHER ASSETS, LESS LIABILITIES - 1.2%			81,466

NET ASSETS - 100.0%			$6,817,166

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $113,701 representing 1.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.678%, 2023	5/25/06	$27,125	$23,121
Commercial Mortgage Asset Trust, FRN, 1.087%, 2032	8/25/03	17,837	18,304

Total Restricted Securities			$41,425
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Global Governments Variable Account

KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,626,323	$—	$1,626,323
Non-U.S. Sovereign Debt	—	4,167,957	—	4,167,957
Municipal Bonds	—	25,117	—	25,117
Corporate Bonds	—	79,128	—	79,128
Residential Mortgage-Backed Securities	—	254,537	—	254,537
Commercial Mortgage-Backed Securities	—	98,041	—	98,041
Purchased Currency Options	—	217	—	217
Mutual Funds	484,380	—	—	484,380

Total Investments	$484,380	$6,251,320	$—	$6,735,700

Other Financial Instruments
Forward Currency Contracts	$—	$402	$—	$402

For further information regarding security characteristics, see the Portfolio of Investments.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
Buy	AUD	HSBC Bank	26,000	10/12/10	$23,958	$25,109	$1,151
Buy	AUD	Westpac Banking Corporation	47,965	10/12/10	40,746	46,322	5,576
Buy	CAD	Barclays Bank PLC	4,000	10/12/10	3,823	3,887	64
Buy	CAD	HSBC Bank	25,000	10/12/10	24,066	24,292	226
Buy	CHF	Citibank N.A.	19,000	10/12/10	18,780	19,337	557
Buy	DKK	Barclays Bank PLC	248,472	10/12/10	42,481	45,450	2,969
Buy	DKK	UBS AG	9,000	10/12/10	1,533	1,646	113
Buy	EUR	Barclays Bank PLC	38,443	10/12/10	50,309	52,404	2,095
Buy	EUR	Goldman Sachs International	88,876	10/12/10	113,066	121,153	8,087
Buy	EUR	JPMorgan Chase Bank N.A.	116,562	10/12/10	150,770	158,894	8,124
Buy	EUR	UBS AG	214,248	10/12/10-12/15/10	277,396	291,925	14,529
Buy	GBP	Barclays Bank PLC	36,693	10/12/10-10/14/10	55,806	57,637	1,831
Buy	GBP	Goldman Sachs International	3,000	10/12/10	4,620	4,712	92
Sell	GBP	Barclays Bank PLC	4,000	10/12/10	6,335	6,283	52
Sell	GBP	Royal Bank of Scotland Group PLC	21,000	1012/10	33,200	32,987	213
Buy	IDR	JPMorgan Chase Bank N.A.	292,758,000	10/15/10-10/29/10	32,180	32,703	523
Buy	JPY	Barclays Bank PLC	966,000	10/12/10	11,211	11,572	361
Buy	JPY	JPMorgan Chase Bank N.A.	53,351,556	10/12/10	613,632	639,138	25,506
Buy	JPY	UBS AG	7,772,331	10/12/10	91,624	93,111	1,487
Sell	JPY	Barclays Bank PLC	1,140,000	10/12/10	13,693	13,657	36
Buy	KRW	Barclays Bank PLC	20,000,000	10/18/10	17,182	17,530	348
Buy	MXN	Goldman Sachs International	21,000	11/03/10	1,646	1,663	17
Buy	MXN	HSBC Bank	44,000	11/05/10	3,453	3,483	30
Buy	MXN	JPMorgan Chase Bank N.A.	147,000	11/05/10	11,537	11,637	100
Buy	NOK	HSBC Bank	143,000	10/12/10	23,887	24,305	418
Buy	SEK	Citibank N.A.	3,000	10/12/10	409	445	36
Buy	SEK	Deutsche Bank AG	223,669	10/12/10	29,701	33,177	3,476
Buy	TRY	HSBC Bank	51,000	10/12/10-11/22/10	33,871	35,073	1,202
Buy	TRY	JPMorgan Chase Bank N.A.	25,000	11/30/10	16,989	17,110	121
Buy	TWD	Barclays Bank PLC	503,000	11/05/10	15,888	16,107	219
Buy	ZAR	Barclays Bank PLC	124,000	11/18/10	16,802	17,665	863

							$80,422

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

Liability Derivatives

Sell	AUD	HSBC Bank	25,000	10/12/10	$22,816	$24,143	$(1,327)
Sell	AUD	Westpac Banking Corporation	2,000	10/12/10	1,767	1,932	(165)
Buy	CAD	Barclays Bank PLC	8,048	11/03/10	7,914	7,816	(98)
Buy	CAD	Goldman Sachs International	71,841	10/12/10-11/03/10	70,076	69,774	(302)
Sell	CAD	Citibank N.A.	2,000	10/12/10	1,918	1,944	(26)
Sell	CAD	Goldman Sachs International	23,000	10/12/10	22,252	22,348	(96)
Sell	CAD	HSBC Bank	44,000	10/12/10	41,295	42,754	(1,459)
Sell	CAD	UBS AG	4,000	10/12/10	3,780	3,886	(106)
Sell	CHF	UBS AG	19,000	10/12/10	18,094	19,337	(1,243)
Buy	CNY	JPMorgan Chase Bank N.A.	96,000	4/18/11	14,517	14,412	(105)
Sell	EUR	Barclays Bank PLC	12,000	10/12/10	15,146	16,358	(1,212)
Sell	EUR	Deutsche Bank AG	32,000	10/12/10	40,639	43,622	(2,983)
Sell	EUR	HSBC Bank	12,000	12/15/10	15,677	16,350	(673)
Sell	EUR	JPMorgan Chase Bank N.A.	54,508	10/12/10	68,750	74,304	(5,554)
Sell	EUR	UBS AG	613,596	10/12/10-12/15/10	780,420	836,031	(55,611)
Buy	GBP	Barclays Bank PLC	3,000	10/12/10	4,769	4,712	(57)
Buy	GBP	Deutsche Bank AG	31,257	10/12/10	49,879	49,099	(780)
Sell	GBP	Barclays Bank PLC	4,000	10/12/10	6,179	6,283	(104)
Sell	GBP	Deutsche Bank AG	2,000	10/12/10	3,063	3,142	(79)
Buy	IDR	Barclays Bank PLC	152,286,000	4/01/11	16,790	16,547	(243)
Sell	IDR	Barclays Bank PLC	259,659,000	10/29/10	28,650	28,973	(323)
Sell	IDR	JPMorgan Chase Bank N.A.	33,036,000	10/15/10	3,654	3,694	(40)
Buy	JPY	HSBC Bank	559,000	10/12/10	6,732	6,697	(35)
Sell	JPY	Barclays Bank PLC	2,901,613	10/12/10	33,344	34,761	(1,417)
Sell	JPY	Citibank N.A.	1,415,299	10/12/10	16,799	16,955	(156)
Sell	JPY	HSBC Bank	4,205,000	10/12/10	49,468	50,375	(907)
Sell	JPY	UBS AG	3,865,436	10/12/10	45,676	46,307	(631)
Sell	MXN	JPMorgan Chase Bank N.A.	212,000	11/5/10	16,253	16,782	(529)
Buy	MYR	JPMorgan Chase Bank N.A.	52,000	11/22/10	16,826	16,790	(36)
Buy	NOK	Deutsche Bank AG	200,000	11/30/10	34,063	33,905	(158)
Sell	NOK	Citibank N.A.	143,000	10/12/10	23,218	24,305	(1,087)
Buy	PHP	JPMorgan Chase Bank N.A.	745,000	10/27/10	16,982	16,936	(46)
Buy	SEK	Royal Bank of Scotland PLC	280,138	10/12/10	41,726	41,552	(174)
Sell	TRY	HSBC Bank	26,000	11/22/10	16,712	17,818	(1,106)
Buy	TWD	JPMorgan Chase Bank N.A.	534,000	12/01/10	17,207	17,106	(101)
Sell	ZAR	UBS AG	123,000	11/18/10	16,470	17,521	(1,051)

							$(80,020)

At September 30, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	444,688	2,703,772	(2,664,080)	484,380

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$622	$484,380

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010 are as follows:

United States	38.0%
Japan	22.5%
Italy	10.3%
Germany	9.3%
United Kingdom	4.9%
Netherlands	3.6%
France	2.6%
Austria	2.6%
Finland	2.4%
Other Countries	3.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.